Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Cash Flows [Abstract]
Unrealized loss in values of securities available-for-sale, net of taxes	$ (2,006)	$ (106)	$ 2,245